Consolidated Statement of Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Consolidated Statement Of Cash Flow [Abstract]
(Decrease) Increase in asset retirement obligation	$ (4,355)	$ 5,943	$ 1,195
(Decrease) Increase in provisions for other long-term liabilities	(60)	2,053	3,468
Purchase of property, plant and equipment	$ 1,100	$ 11,759	$ (4,657)